Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions
A.	Balances with related parties:

	December 31,	December 31,
	2012	2011
	U.S. Dollars
Accounts receivable	-	407
Due from affiliates	391	388

B.	Transactions with related parties:

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Purchases from Parent and affiliates	-	1,555	1,955
Interest income from Parent	15	31	-	*
Sales to Parent and affiliates	142	2,397	83

*  Less than $1 thousand